Significant Accounting Policies, Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash	$ 224,394	$ 1,426,006
Cash and cash equivalents	0	0
Amount included in cash balance which is reserved for payment of taxes	$ 75,773	$ 0